Financial Risks - Summary of Credit Quality of USA's Available-For-Sale (AFS) CMBS Portfolio (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Total fair value	€ 8,597	€ 7,119
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member]
Disclosure of financial assets [line items]
Total amortized cost	3,331	3,339
Total fair value	3,314	3,375
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | CMBS [member]
Disclosure of financial assets [line items]
Total amortized cost	3,326	3,335
Total fair value	3,310	3,372
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | CMBS and CRE CDOs [member]
Disclosure of financial assets [line items]
Total amortized cost	5	4
Total fair value	4	3
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | AAA [member]
Disclosure of financial assets [line items]
Total amortized cost	2,635	2,626
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | AAA [member] | CMBS [member]
Disclosure of financial assets [line items]
Total amortized cost	2,635	2,626
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | AA [member]
Disclosure of financial assets [line items]
Total amortized cost	567	559
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | AA [member] | CMBS [member]
Disclosure of financial assets [line items]
Total amortized cost	567	559
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | A [member]
Disclosure of financial assets [line items]
Total amortized cost	65	63
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | A [member] | CMBS [member]
Disclosure of financial assets [line items]
Total amortized cost	65	63
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | BBB [member]
Disclosure of financial assets [line items]
Total amortized cost	3	3
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | BBB [member] | CMBS [member]
Disclosure of financial assets [line items]
Total amortized cost	3	3
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | Less than BBB [member]
Disclosure of financial assets [line items]
Total amortized cost	62	88
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | Less than BBB [member] | CMBS [member]
Disclosure of financial assets [line items]
Total amortized cost	57	84
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | Less than BBB [member] | CMBS and CRE CDOs [member]
Disclosure of financial assets [line items]
Total amortized cost	€ 5	€ 4